Expense Example {- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-11 - FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 90
3 years	290
5 years	508
10 years	$ 1,137